Income Taxes (Details)	12 Months Ended				12 Months Ended			24 Months Ended	36 Months Ended				12 Months Ended	36 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Cayman Islands and British Virgin Islands	Dec. 31, 2012 PRC	Dec. 31, 2008 PRC	Dec. 31, 2007 PRC Tianwei Yingli	Dec. 31, 2013 PRC Tianwei Yingli	Dec. 31, 2011 PRC Tianwei Yingli	Dec. 31, 2013 PRC Yingli China	Dec. 31, 2010 PRC Yingli China	Dec. 31, 2011 PRC Fine Silicon	Dec. 31, 2011 PRC Yingli Hainan	Dec. 31, 2015 PRC Yingli Hainan	Dec. 31, 2012 Germany	Dec. 31, 2012 Germany Yingli Europe	Dec. 31, 2012 Germany Yingli Greece	Dec. 31, 2012 United States of America
Income Taxes
Withholding income tax rate for dividends distributed (as a percent)				0.00%
Income Tax Foreign Statutory Corporate Tax Rate															15.00%
Income tax rate (as a percent)	25.00%	25.00%	25.00%		25.00%	25.00%
Preferential income tax rate(as a percent)								15.00%	12.50%	15.00%	15.00%	15.00%		12.50%
Exemption period for income tax rate							2 years						2 years
Exemption period for half of the income tax rate starting from first profit-making year							3 years						3 years
Federal corporation tax rate (as a percent)																		34.00%
State corporation tax rate																		6.60%
Reduction in tax for three years following the exemption period (as a percent)									50.00%
Solidarity surcharge on corporation income taxes (as a percent)															5.50%
Trade income tax rate (as a percent)																17.15%	12.775%
Aggregate statutary income tax rate (as a percent)																32.975%	28.60%	38.40%